EMPLOYEE BENEFIT PLAN (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Defined Benefit Plan [Abstract]
Schedule of components of net periodic benefit costs

Components of net periodic benefit costs, were as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
Particulars	2022	2021	2022	2021
Current service cost	20	30	65	65
Interest cost	8	6	23	19
Net actuarial (gain)/loss recognized in the period	33	45	(4)	(26)
Expenses recognized in the Condensed Consolidated Statement of Operations	61	81	84	58

Particulars	Year ended December 31,
	2021	2020
Current service cost	$90	$83
Interest cost	25	20
Net actuarial gain recognized in the period	(46)	(12)
Expenses recognized in the consolidated statement of operations	$69	$91

Schedule of components of actuarial loss / (gain) on retirement benefits

The components of actuarial (gain)/loss on retirement benefits are as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
Particulars	2022	2021	2022	2021
Actuarial gain/(loss) for the period obligation	33	45	(4)	(26)
Actuarial (gain)/loss for the period plan assets	—	—	—	—
Total actuarial gain/(loss) on obligation	33	45	(4)	(26)

Particulars	Year ended December 31,
	2021	2020
Actuarial (gain) / loss on arising from change in financial assumption	$(34)	$30
Actuarial gain on arising from experience adjustment	(12)	(42)
Total Actuarial gain on obligation	$(46)	$(12)